Schedule of Effective Income Tax Rate (Details) - Applied Digital Cloud Corporation [Member]	12 Months Ended
	May 31, 2025	May 31, 2024
Restructuring Cost and Reserve [Line Items]
Expected income tax rate at the U.S. statutory rate	21.00%	21.00%
Stock-based compensation	0.10%	4.40%
State income taxes, net of federal tax benefit	4.40%	4.40%
Change in valuation allowance	(25.50%)	(29.80%)
Effective income tax rate